[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238
MORGAN STANLEY INDIA INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (94.4%)
(Unless Otherwise Noted)
Auto Components (1.2%)
Apollo Tyres Ltd.		1,875	$12
Balkrishna Industries Ltd.		500,170	5,230
Patheja Forgings & Auto Ltd.	(a)(b)(d)	450,000	@—
Rico Auto Industries Ltd.		5,572,551	5,949
			11,191
Automobiles (4.6%)
Hero Honda Motors Ltd.		1,185	19
Mahindra & Mahindra Ltd.		1,332,000	23,915
Maruti Udyog Ltd.		926,000	17,474
			41,408
Chemicals (1.1%)
Gujarat Fluorochemicals Ltd.		753,280	9,710
ICI (India) Ltd.		25,000	267
			9,977
Consumer Products (1.8%)
Marico Ltd.		11,570,700	16,345
Commercial Banks (13.7%)
HDFC Bank Ltd.		1,424,269	31,266
ICICI Bank Ltd.	(b)	2,986,293	59,119
Punjab National Bank Ltd.	(b)	1,186,158	15,486
UTI Bank Ltd.		1,610,300	18,168
			124,039
Construction & Engineering (1.4%)
Gammon India Ltd.		657,895	4,551
Hindustan Construction Co., Ltd.		3,812,300	7,850
			12,401
Construction Materials (3.6%)
ACC Ltd.	(b)	917,000	15,590
Gujarat Ambuja Cements Ltd.		4,347,500	10,672
Shree Cement Ltd.		280,370	5,951
			32,213
Electrical Equipment (12.5%)
ABB Ltd.,		618,491	50,511
Bharat Heavy Electricals Ltd.		754,864	39,273
Emco Ltd. GDR		379,779	7,172
Jyoti Structures Ltd.	(b)(d)	4,250,000	16,241
			113,197
Energy Equipment & Services (3.3%)
Aban Offshore Ltd.		632,735	29,484
Gas Utilities (0.5%)
Indraprastha Gas Ltd.	(b)	1,840,927	4,256
Hotels, Restaurants & Leisure (1.9%)
Hotel Leela Venture Ltd.		8,617,965	11,073
Inox Leisure Ltd.	(a)	2,308,813	5,814
			16,887
Independent Power Producers & Energy Traders (2.3%)
NTPC Ltd.		6,108,800	21,117
Industrial Conglomerates (1.0%)
Siemens India Ltd.		372,920	9,358
Information Technology Services (14.1%)

HCL Technologies Ltd.		3,146,090	21,092
Infosys Technologies Ltd.		1,383,700	64,263
Infosys Technologies Ltd. ADR		352,000	17,688
SSI Ltd.	(a)(b)	1,476,000	6,182
Wipro Ltd.		1,435,682	18,478
			127,703
Machinery (3.6%)
Ashok Leyland		13,986,100	12,356
Praj Industries Ltd.		2,355,500	20,547
			32,903
Media (3.3%)
Deccan Chronicle Holdings Ltd.	(b)	5,414,230	19,651
New Delhi Television Ltd.		833,250	5,961
Television Eighteen India Ltd.	(b)	268,860	3,953
			29,565
Pharmaceuticals (5.4%)
Aventis Pharma Ltd.		324,000	9,176
Cipla Ltd.		3,745,275	20,404
Glenmark Pharmaceuticals Ltd.		1,337,872	18,815
			48,395
Real Estate (1.4%)
Unitech Ltd.		1,376,000	12,266
Retail (2.1%)
Pantaloon Retail India Ltd.		1,844,100	18,593
Road & Rail (1.3%)
Container Corp. of India		260,251	11,664
Software (1.3%)
Geodesic Information Systems Ltd.		2,192,700	11,782
Textiles, Apparel & Luxury Goods (1.3%)
Himatsingka Seide Ltd.		2,515,722	6,896
SRF Ltd.		1,832,000	5,111
			12,007
Tobacco (3.1%)
ITC Ltd.		8,196,000	28,502
Wireless Telecommunication Services (8.6%)
Bharti Airtel Ltd.	(a)(b)	3,732,000	66,050
Idea Cellular Ltd.	(a)	671,556	1,462
Reliance Communication Ltd	(a)	1,011,000	9,790
			77,302
TOTAL COMMON STOCKS
(Cost $527,664)			852,555
		Face
		Amount
		(000)
SHORT-TERM INVESTMENT (5.4%)
Repurchase Agreement (5.4%)
J.P. Morgan Securities, Inc., 5.28%,
dated, 3/30/07, due 4/2/07, repurchase
price $48,565 (Cost 48,544)	$ (c)	48,544	48,544
TOTAL INVESTMENTS + (99.8%)
(Cost $576,208)			901,099
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)			1,806
NET ASSETS (100%)			$902,905

(a)	Non-income producing security.
(b)	Security was fair valued — At March 31, 2007, the Fund held $206,528,000 of fair valued securities, representing 22.9% of net assets.
(c)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to

7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,661,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(d)	Security has been deemed illiquid at March 31, 2007.
@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $576,208,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $324,891,000 of which $351,256,000 related to appreciated securities and $26,365,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	for		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	36	$36	4/3/07	INR	1,581	$36	$ @—

INR   — Indian Rupee

USD  — United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley India Investment Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07